Supplement to the currently effective Statements of Additional Information for the listed funds:


DWS Global Bond Fund
DWS Emerging Markets Fixed Income Fund

--------------------------------------------------------------------------------

The following replaces similar disclosure under "Investment Policies and Techniques - General - DWS Emerging Markets Fixed Income Fund" the funds' Statements of Additional Information:

Although the Fund may invest in a wide variety of high-yielding debt obligations, under normal conditions it invests at least 80% of its assets in sovereign debt securities issued or guaranteed by governments, government-related entities and central banks based in emerging markets (including participations in and assignments of portions of loans between governments and financial institutions); government owned, controlled or sponsored entities located in emerging markets; entities organized and operated for the purpose of restructuring investment characteristics of instruments issued by government or government-related entities in emerging markets; and debt obligations issued by supranational organizations such as the Asian Development Bank and the Inter-American Development Bank, among others.


The following information replaces similar disclosure under "Strategic Transactions and Derivatives" in the "Investment Policies and Techniques" section of the funds' Statements of Additional Information:

In the course of pursuing these investment strategies, a Fund may purchase and sell exchange-listed and over-the-counter put and call options on securities, equity and fixed-income indices and other instruments, purchase and sell futures contracts and options thereon, enter into various transactions such as swaps, caps, floors, collars, currency forward contracts, currency futures contracts, currency swaps or options on currencies, or currency futures and various other currency transactions (collectively, all the above are called "Strategic Transactions"). In addition, Strategic Transactions may also include new techniques, instruments or strategies that are permitted as regulatory changes occur. Strategic Transactions may be used without limit (subject to certain limits imposed by the 1940 Act) to attempt to protect against possible changes in the market value of securities held in or to be purchased for a Fund's portfolio resulting from securities markets or currency exchange rate fluctuations, to protect a Fund's unrealized gains in the value of its portfolio securities, to facilitate the sale of such securities for investment purposes, to manage the effective maturity or duration of a Fund's portfolio, or to establish a position in the derivatives markets as a substitute for purchasing or selling particular securities. Some Strategic Transactions may also be used to enhance potential gain although no more than 15% of DWS Emerging Markets Fixed Income Fund's assets will be committed to Strategic Transactions entered into for non-hedging purposes. Any or all of these investment techniques may be used at any time and in any combination, and there is no particular strategy that dictates the use of one technique rather than another, as use of any Strategic Transaction is a function of numerous variables including market conditions. The ability of a Fund to utilize these Strategic Transactions successfully will depend on the Advisor's ability to predict pertinent market movements, which cannot be assured. A Fund will comply with applicable regulatory requirements when implementing these strategies, techniques and instruments. Strategic Transactions will not be used to alter fundamental investment purposes and characteristics of a Fund, and a Fund will segregate assets (or as provided by applicable regulations, enter into certain offsetting positions) to cover its obligations under options, futures and swaps to limit leveraging of a Fund.


The following supplements similar information under "Amended and Restated Investment Management Agreements" in the "Investment Advisor" section of the funds' Statements of Additional Information:

Effective December 1, 2008, DWS Emerging Markets Fixed Income Fund pays the Advisor a fee, calculated daily and paid monthly, at the annual rate of 0.59% of the Fund's average daily net assets pursuant to the investment management agreement.

Effective December 1, 2008, DWS Global Bond Fund pays the Advisor a fee, calculated daily and paid monthly, at the annual rate of 0.41% of the Fund's average daily net assets pursuant to the investment management agreement.

The following supplements information under "The Subadvisor" in the "Investment Advisor" section of the funds' Statements of Additional Information:

On September 19, 2008 each Fund's Board approved the termination of Aberdeen Asset Management Investment Services Limited ("AAMISL") as the Fund's subadvisor. Effective December 1, 2008, the Advisor will assume all day-to-day advisory responsibilities for the Fund that were previously delegated to AAMISL.

The following information supplements and replaces similar information for the entire portfolio management team contained in the "Management of the Fund" section of each fund's Statements of Additional Information.

Fund Ownership of Portfolio Managers

The following table shows the dollar range of shares owned beneficially and of record by each member of a Fund's portfolio management team in the Funds as well as in all DWS Funds as a group (i.e., those funds advised by Deutsche Asset Management or its affiliates), including investments by their immediate family members sharing the same household and amounts invested through retirement and deferred compensation plans. This information is provided as of September 30, 2008.

                                                          Dollar Range of DWS Emerging
                                  Dollar Range of                   Markets                  Dollar Range Of
Name of                     DWS Global Bond Fund Shares        Fixed Income Fund              All DWS Fund
Portfolio Manager                      Owned                      Shares Owned                Shares Owned
-----------------                      -----                      ------------                ------------

Kenneth R. Bowling                      None                          None                    $1 - $10,000
Jamie Guenther                          None                          None                    $1 - $10,000
John Brennan                            None                          None                        None
Bruce Harley                            None                          None                  $10,001 - $50,000
J. Richard Robben                       None                          None                  $10,001 - $50,000
David Vignolo                           None                          None                 $100,001 - $500,000
J. Kevin Horsley                        None                          None                  $10,001 - $50,000
Stephen Willer                          None                          None                  $10,001 - $50,000

Conflicts of Interest

In addition to managing the assets of a Fund, a Fund's portfolio managers may have responsibility for managing other client accounts of the Advisor or its affiliates. The tables below show, for each portfolio manager, the number and asset size of (1) SEC registered investment companies (or series thereof) other than a Fund, (2) pooled investment vehicles that are not registered investment companies and (3) other accounts (e.g., accounts managed for individuals or organizations) managed by each portfolio manager. Total assets attributed to each portfolio manager in the tables below include total assets of each account managed by them, although the manager may only manage a portion of such account's assets. The tables also show the number of performance based fee accounts, as well as the total assets of the accounts for which the advisory fee is based on the performance of the account. This information is provided as of September 30, 2008.

Other SEC Registered Investment Companies Managed:

                             Number of     Total Assets of        Number of Investment
                            Registered        Registered         Company Accounts with       Total Assets of
Name of                     Investment        Investment              Performance-             Performance-
Portfolio Manager            Companies        Companies                Based Fee            Based Fee Accounts
-----------------            ---------        ---------                ---------            ------------------

Kenneth R. Bowling               0                $0                       0                        $0
Jamie Guenther                   0                $0                       0                        $0
John Brennan                     2          $1,698,664,154                 0                        $0
Bruce Harley                     0                $0                       0                        $0
J. Richard Robben                2          $1,698,664,154                 0                        $0
David Vignolo                    0                $0                       0                        $0
J. Kevin Horsley                 0                $0                       0                        $0
Stephen Willer                   0                $0                       0                        $0



Other Pooled Investment Vehicles Managed:

                             Number of
                              Pooled       Total Assets of    Number of Pooled Investment    Total Assets of
Name of                     Investment    Pooled Investment      Vehicle Accounts with         Performance-
Portfolio Manager            Vehicles          Vehicles          Performance-Based Fee      Based Fee Accounts
-----------------            --------          --------          ---------------------      ------------------

Kenneth R. Bowling             0                  $0                       0                       $0
Jamie Guenther                 0                  $0                       0                       $0
John Brennan                   0                  $0                       0                       $0
Bruce Harley                   0                  $0                       0                       $0
J. Richard Robben              0                  $0                       0                       $0
David Vignolo                  0                  $0                       0                       $0
J. Kevin Horsley               0                  $0                       0                       $0
Stephen Willer                 0                  $0                       0                       $0

Other Accounts Managed:

                             Number of                          Number of Other Accounts     Total Assets of
Name of                        Other       Total Assets of         with Performance-           Performance-
Portfolio Manager            Accounts       Other Accounts             Based Fee            Based Fee Accounts
-----------------            --------       --------------             ---------            ------------------

Kenneth R. Bowling            0                   $0                       0                       $0
Jamie Guenther                 0                  $0                       0                       $0
John Brennan                   0                  $0                       0                       $0
Bruce Harley                   0                  $0                       0                       $0
J. Richard Robben              0                  $0                       0                       $0
David Vignolo                  1             $199,743,304                  0                       $0
J. Kevin Horsley               0                  $0                       0                       $0
Stephen Willer                 0                  $0                       0                       $0

               Please Retain This Supplement for Future Reference


December 1, 2008